Derivative Financial Instruments - Disclosure of Detailed Information about Foreign Exchange Contracts (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Derivative Financial Instruments [Line Items]
Notional amount	$ 1,500
Weighted average strike price	1.36
BRL | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	5.27
BRL | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	6.26
BRL | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 175,039
BRL | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 48,500
MXN | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	20.34
MXN | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	23.67
MXN | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 94,000
MXN | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 7,000
CAD | Call options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.30
CAD | Put options’ weighted average strike price
Derivative Financial Instruments [Line Items]
Weighted average strike price	1.37
CAD | Within 1 year
Derivative Financial Instruments [Line Items]
Notional amount	$ 88,834
CAD | 1-2 years
Derivative Financial Instruments [Line Items]
Notional amount	$ 16,787